Schedule of Information about movement of leasing liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases
Beginning balance		¥ 35,878	¥ 176,990
Recognition of additional leasing contract		20,467	28,349
De-recognition of leasing contract		(6,015)	(133,168)
Interest of lease liabilities		1,263	7,246
Leasing payment	$ (3,139)	(22,908)	(43,539)	¥ (40,837)
Business combination		80
Ending balance		¥ 28,765	¥ 35,878	¥ 176,990